Convertible Senior Notes - Additional Information (Detail) $ / shares in Units, ¥ in Millions, $ in Millions							12 Months Ended
	Dec. 31, 2021 USD ($)	Jan. 08, 2021 USD ($)	Dec. 21, 2020 USD ($) Day $ / shares	Dec. 21, 2020 CNY (¥) Day	Mar. 29, 2019 USD ($) Day $ / shares $ / A	Dec. 04, 2018 USD ($) Day $ / shares $ / A	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Mar. 29, 2019 CNY (¥) $ / A	Dec. 04, 2018 CNY (¥) $ / A
Debt Instrument [Line Items]
Debt maturities repayments in 2023	$ 3						$ 3				¥ 20
Debt maturities repayments in 2025	1,200						1,200				7,600
Debt maturities repayments in 2026	900						900				5,700
Senior Convertible Notes
Debt Instrument [Line Items]
The amount of interest cost recognized relating to both the contractual interest coupon and amortization of the discount on the liability component							$ 175	¥ 1,100	¥ 799	¥ 670
iQIYI 2023 Convertible Senior Notes
Debt Instrument [Line Items]
Debt face amount						$ 750
Interest rate						3.75%							3.75%
Debt, maturity date						Dec. 01, 2023
Debt, put date							Dec. 01, 2021	Dec. 01, 2021
Conversion rate of convertible notes, ADS per US$1,000						37.1830
Effective interest rate						7.04%							7.04%
Aggregate principal amount of the 2023 Notes outstanding	3						$ 3				¥ 20
Debt Instrument Frequency Of Periodic Interest Payment						interest is payable semi-annually
Percentage of principal amount of debt redeemed							100.00%	100.00%
Price of call options on iQIYI's ADS						$ 68
Debt Instrument, convertible, conversion price | $ / shares						$ 26.89
Repayments of Debt							$ 747	¥ 4,800
Proceeds from Debt, Net ofunderwriting discounts and offering expenses						$ 737
Payment of underwriting discounts and offering expenses						13
Grosss Proceeds from issuance of debt						750
Debt Instrument Convertible Conversion Ratio Basis Amount						$ 1,000
iQIYI 2023 Convertible Senior Notes | ADR [Member] | Prior To June 1 2023 Debt Conversion Condition One [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day						20
Debt instrument, convertible, threshold consecutive trading days | Day						30
Debt instrument convertible threshold percentage of stock price trigger						130.00%
iQIYI 2023 Convertible Senior Notes | ADR [Member] | Prior To June 1 2023 Debt Conversion Condition Two [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day						5
Debt instrument, convertible, threshold consecutive trading days | Day						10
Debt instrument convertible threshold percentage of stock price trigger						98.00%
iQIYI 2023 Convertible Senior Notes | Call Option [Member]
Debt Instrument [Line Items]
Price of call options on iQIYI's ADS						$ 68
Cap exercise price of capped call options | $ / A						38.42							38.42
Settlement Shares Of Capped Call Options | ¥													¥ 28
iQIYI 2025 Convertible Senior Notes
Debt Instrument [Line Items]
Debt face amount					$ 1,200
Interest rate					2.00%							2.00%
Debt, maturity date					Apr. 01, 2025
Debt, put date							Apr. 01, 2023	Apr. 01, 2023
Conversion rate of convertible notes, ADS per US$1,000					33.0003
Effective interest rate					6.01%							6.01%
Principal amount of liability component	1,200						$ 1,200
Remaining Accretion Period							1 year 3 months	1 year 3 months
Debt Instrument Frequency Of Periodic Interest Payment					interest is payable semi-annually
Percentage of principal amount of debt redeemed							100.00%	100.00%
Price of call options on iQIYI's ADS					$ 85
Settlement Shares Of Capped Call Options | ¥												¥ 40
Debt instrument, date of first required payment					Oct. 01, 2019
Debt instrument, payment terms					October 1 and April 1 of each year, beginning on October 1, 2019
Proceeds from Debt, Net ofunderwriting discounts and offering expenses					$ 1,200
Payment of underwriting discounts and offering expenses					21
Grosss Proceeds from issuance of debt					1,200
Debt Instrument Convertible Conversion Ratio Basis Amount					$ 1,000
iQIYI 2025 Convertible Senior Notes | ADR [Member] | Prior To October 1 2024 Debt Conversion Condition One [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, conversion price | $ / shares					$ 30.30
Debt Instrument, convertible, threshold trading days | Day					20
Debt instrument, convertible, threshold consecutive trading days | Day					30
Debt instrument convertible threshold percentage of stock price trigger					130.00%
iQIYI 2025 Convertible Senior Notes | ADR [Member] | Prior To October 1 2024 Debt Conversion Condition Two [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day					5
Debt instrument, convertible, threshold consecutive trading days | Day					10
Debt instrument convertible threshold percentage of stock price trigger					98.00%
iQIYI 2025 Convertible Senior Notes | Call Option [Member]
Debt Instrument [Line Items]
Price of call options on iQIYI's ADS					$ 85
Cap exercise price of capped call options | $ / A					40.02							40.02
IQIYI 2026 Convertible Notes
Debt Instrument [Line Items]
Debt face amount			$ 800
Interest rate			4.00%
Debt, maturity date			Dec. 15, 2026	Dec. 15, 2026
Debt, put date							Aug. 01, 2024	Aug. 01, 2024
Conversion rate of convertible notes, ADS per US$1,000			44.8179	44.8179
Effective interest rate			6.94%
Principal amount of liability component	900						$ 900
Remaining Accretion Period							2 years 7 months 2 days	2 years 7 months 2 days
Debt Instrument Frequency Of Periodic Interest Payment			interest is payable semi-annually	interest is payable semi-annually
Percentage of principal amount of debt redeemed							100.00%	100.00%
Debt instrument, date of first required payment			Jun. 15, 2021	Jun. 15, 2021
Debt instrument, payment terms			June 15 and December 15 of each year, beginning on June 15, 2021	June 15 and December 15 of each year, beginning on June 15, 2021
Proceeds from Debt, Net ofunderwriting discounts and offering expenses			$ 884	¥ 5,800
Payment of underwriting discounts and offering expenses			16	¥ 103
Grosss Proceeds from issuance of debt		$ 100	900
Additional Debt Principal Amount Offered			100
Debt Instrument Convertible Conversion Ratio Basis Amount			$ 1,000
IQIYI 2026 Convertible Notes | ADR [Member] | Prior To June 15 2026 Debt Conversion Condition One [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, conversion price | $ / shares			$ 22.31
Debt Instrument, convertible, threshold trading days | Day			20	20
Debt instrument, convertible, threshold consecutive trading days | Day			30	30
Debt instrument convertible threshold percentage of stock price trigger			130.00%	130.00%
IQIYI 2026 Convertible Notes | ADR [Member] | Prior To June 15 2026 Debt Conversion Condition Two [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day			5	5
Debt instrument, convertible, threshold consecutive trading days | Day			10	10
Debt instrument convertible threshold percentage of stock price trigger			98.00%	98.00%
2023, 2025 and 2026 Convertible Notes Collectively [Member] | Debt Default Event Trigger for Delay in Payment Discharge of a Final Judgment [Member]
Debt Instrument [Line Items]
Debt Instrument minimum debt default amount	$ 60						$ 60
2023, 2025 and 2026 Convertible Notes Collectively [Member] | Debt Default Event Trigger for Involuntary Case or Other Proceeding [Member]
Debt Instrument [Line Items]
Number of concecutive days for which involuntary case or other proceeding shall remain undismissed and unstayed	30 days
2023, 2025 and 2026 Convertible Notes Collectively [Member] | Debt Default Event Trigger for Default To Pay Interest [Member]
Debt Instrument [Line Items]
Debt default event trigger interest default period from due date							30 days	30 days
2023, 2025 and 2026 Convertible Notes Collectively [Member] | Debt Default Event Trigger for Failure to Enforce Holder Conversion Rights [Member]
Debt Instrument [Line Items]
Number of business days In which holders Debt conversion right to be enforced							5 days	5 days
2023, 2025 and 2026 Convertible Notes Collectively [Member] | Debt Default Event Trigger for Failure to Issue Fundamental Change Company Notice or Make Whole Fundamental Change [Member]
Debt Instrument [Line Items]
Number of Business days In which fundamental change company notice or make whole fundamental change to be issued							5 days	5 days
2023, 2025 and 2026 Convertible Notes Collectively [Member] | Debt Default Event Trigger for Failure to Attend Trustee Notice [Member]
Debt Instrument [Line Items]
Minimum percentage of aggregate principal holding by holders	25.00%						25.00%				25.00%
Maximum period allowed to attend written Notice from trustee or by the trustee at the request of the holders							60 days	60 days
2023, 2025 and 2026 Convertible Notes Collectively [Member] | Debt Default Event Trigger Default to Debt Under Mortgage Agreement or Other Instrument [Member]
Debt Instrument [Line Items]
Debt Instrument minimum debt default amount	$ 60						$ 60
Period In which indebtedness to be cured or discharged							30 days	30 days